UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 2010

Check here if Amendment []; Amendment Number: ______
This Amendment (Check only one.): [] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Perennial Investment Partners Pty Ltd
Address: Level 19 , 56 Pitt Street


Form 13F File Number: 28-12453

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Bill AnastasopoulosTitle: Head of Legal and
CompliancePhone: +612 8274 2748

Signature, Place, and Date of Signing:

Sydney NSW FEBRUARY 04, 2010

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT.
(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number Name

28-01190_ Frank Russell Company




FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 1
Form 13F
Information Table Entry Total:   74
Form 13F
Information Table Value Total: 826,779 (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect
to which this report is filed, other
than the manager filing this report.



No. Form 13F File Number Name

1 28-01190 Frank Russell Company


FORM 13F INFORMATION TABLE


NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE	SHARES / PRN AMT	SHARES/	PUT / CALL
INVESTMENT	OTHER	VOTING
			(x $1000)		PRN		DISCRETN	MANAGERS	SOLE




Adobe Systems Inc	COM	00724F101	 1,409 	45790	SH		SOLE	01	 45,790
Alexandria Real Estate 	COM	015271109	 6,961 	95021	SH		SOLE	01	 95,021
America Movil SAB de CV ADR	02364W105	 3,602 	62817	SH		SOLE	01	 62,817
American Campus Communi COM	024835100	 2,905 	91457	SH		SOLE	01	 91,457
Amphenol Corp		COM	032095101	 1,478 	28000	SH		SOLE	01	 28,000
Analog Devices Inc	COM	032654105	 1,507 	40000	SH		SOLE	01	 40,000
Apple Inc		COM	037833100	 3,596 	11148	SH		SOLE	01	 11,148
Boeing Co/The		COM	097023105	 1,240 	19000	SH		SOLE	01	 19,000
Boston Properties Inc	COM	101121101	 4,799 	55733	SH		SOLE	01	 55,733
Camden Property Trust	COM	133131102	 20,793 385190	SH		SOLE	01	 385,190
Capital One Financial 	COM	14040H105	 1,341 	31500	SH		SOLE	01	 31,500
Carnival Corp		UNIT	143658300	 1,614 	35000	SH		SOLE	01	 35,000
Caterpillar Inc		COM	149123101	 4,421 	47202	SH		SOLE	01	 47,202
CBL & Associates Pro	COM	124830100	 26,902 1537263	SH		SOLE	01	 1,537,263
Celgene Corp		COM	151020104	 1,774 	30000	SH		SOLE	01	 30,000
Chatham Lodging Trust	COM	16208T102	 11,088 642790	SH		SOLE	01	 642,790
Check Point Software 	COM	M22465104	 3,811 	82378	SH		SOLE	01	 82,378
Cia Siderurgica Nacion	ADR	20440W105	 1,510 	90594	SH		SOLE	01	 90,594
Coach Inc		COM	189754104	 1,549 	28000	SH		SOLE	01	 28,000
Coca-Cola Femsa SAB de	ADR	191241108	 2,011 	24400	SH		SOLE	01	 24,400
Digital Realty Trust 	COM	253868103	 52,250 1013780	SH		SOLE	01	 1,013,780
DIRECTV			COM	25490A101	 3,425 	85776	SH		SOLE	01	 85,776
Douglas Emmett Inc	COM	25960P109	 30,708 1849895	SH		SOLE	01	 1,849,895
DuPont Fabros Techn	COM	26613Q106	 65,811 3094061	SH		SOLE	01	 3,094,061
Equity Lifestyle Prop	COM	29472R108	 618 	11047	SH		SOLE	01	 11,047
Esterline Technologies	COM	297425100	 2,195 	32000	SH		SOLE	01	 32,000
Extra Space Storage Inc	COM	30225T102	 14,080 809203	SH		SOLE	01	 809,203
Exxon Mobil Corp	COM	30231G102	 1,371 	18755	SH		SOLE	01	 18,755
Federal Realty Inves	COM	313747206	 846 	10851	SH		SOLE	01	 10,851
Flowserve Corp		COM	34354P105	 1,729 	14500	SH		SOLE	01	 14,500
Forest Oil Corp		COM	346091705	 1,601 	42174	SH		SOLE	01	 42,174
General Electric Co	COM	369604103	 2,129 	116400	SH		SOLE	01	 116,400
General Growth Prop	COM	370023103	 8,524 	550615	SH		SOLE	01	 550,615
Goldcorp Inc		COM	380956409	 1,545 	33675	SH		SOLE	01	 33,675
Grupo Aeroportuario 	ADR	40051E202	 289 	5125	SH		SOLE	01	 5,125
GT Solar Internationa	COM	3623E0209	 3,005 	329500	SH		SOLE	01	 329,500
Harley-Davidson Inc	COM	412822108	 122 	3530	SH		SOLE	01	 3,530
HCP Inc			COM	40414L109	 37,399 1016546	SH		SOLE	01	 1,016,546
Health Care REIT Inc	COM	42217K106	 2,961 	62160	SH		SOLE	01	 62,160
Herbalife Ltd		COM	G4412G101	 3,519 	51465	SH		SOLE	01	 51,465
Hewlett-Packard Co	COM	428236103	 1,768 	42000	SH		SOLE	01	 42,000
Home Properties Inc	COM	437306103	 47,078 848406	SH		SOLE	01	 848,406
Hospira Inc		COM	441060100	 1,949 	35000	SH		SOLE	01	 35,000
Host Hotels & Resorts 	COM	44107P104	 62,242 3483057	SH		SOLE	01	 3,483,057
Imax Corp		COM	45245E109	 3,653 	130283	SH		SOLE	01	 130,283
Infosys Technologies 	ADR	456788108	 1,703 	22380	SH		SOLE	01	 22,380
Intuit Inc		COM	461202103	 4,043 	82000	SH		SOLE	01	 82,000
Joy Global Inc		COM	481165108	 2,619 	30187	SH		SOLE	01	 30,187
Kansas City Southern	COM	485170302	 1,773 	37048	SH		SOLE	01	 37,048
Kimco Realty Corp	COM	49446R109	 56,390 3125843	SH		SOLE	01	 3,125,843
LaSalle Hotel Prop	COM	517942108	 58,573 2218664	SH		SOLE	01	 2,218,664
LKQ Corp		COM	501889208	 2,045 	90000	SH		SOLE	01	 90,000
Macerich Co/The		COM	554382101	 34 	710	SH		SOLE	01	 710
Minefinders Corp	COM	602900102	 1,092 	100000	SH		SOLE	01	 100,000
Nalco Holding Co	COM	62985Q101	 1,597 	50000	SH		SOLE	01	 50,000
NII Holdings Inc	COM	62913F201	 1,435 	32135	SH		SOLE	01	 32,135
Omnivision Technolog	COM	682128103	 3,999 	135059	SH		SOLE	01	 135,059
Philip Morris Internat	COM	718172109	 1,814 	31000	SH		SOLE	01	 31,000
Public Storage		COM	74460D109	 27,927 275355	SH		SOLE	01	 275,355
Regency Centers Corp	COM	758849103	 1,194 	28275	SH		SOLE	01	 28,275
Satcon Technology Corp	COM	803893106	 1,822 	404971	SH		SOLE	01	 404,971
Silver Wheaton Corp	COM	828336107	 2,325 	59656	SH		SOLE	01	 59,656
Simon Property Group	COM	828806109	 99,006 995136	SH		SOLE	01	 995,136
Steven Madden Ltd	COM	556269108	 2,837 	68000	SH		SOLE	01	 68,000
Tanger Factory Outlet 	COM	875465106	 10,166 397186	SH		SOLE	01	 397,186
Tata Motors Ltd		ADR	876568502	 1,907 	65000	SH		SOLE	01	 65,000
Taubman Centers Inc	COM	876664103	 27,771 550136	SH		SOLE	01	 550,136
Terex Corp		COM	880779103	 4,520 	145634	SH		SOLE	01	 145,634
Tidewater Inc		COM	886423102	 3,769 	70000	SH		SOLE	01	 70,000
UDR Inc			COM	902653104	 19,607 833637	SH		SOLE	01	 833,637
U-Store-It Trust	COM	91274F104	 22,441 2354732	SH		SOLE	01	 2,354,732
Vale SA	SPONSORED 	ADR	91912E105	 4,145 	120386	SH		SOLE	01	 120386
Vitamin Shoppe Inc	COM	92849E101	 1,541 	45814	SH		SOLE	01	 45814
Vornado Realty Trust	COM	929042109	 3,556 	42678	SH		SOLE	01	 42678